Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Net revenue	$ 173,941	$ 196,946	$ 377,668	$ 488,830	$ 1,278,994	$ 1,498,874
Cost of revenue	31,987	47,768	33,416	87,744	219,405	63,144
Gross margin	141,954	149,178	344,252	401,086	1,059,589	1,435,730
Operating expenses
Stock based compensation	1,440,160	2,360,259	12,748,152	3,310,183	5,305,221	9,442,717
Impairment of intangible assets					35,723
Impairment of goodwill					3,034
General and administrative	643,864	19,808	1,360,269	710,997	1,755,745	1,910,480
Marketing	12,525	65,869	118,997	107,332	518,594	274,039
Compensation	355,384	293,279	726,192	822,601	1,564,212	1,941,672
Research and development	(19,427)		21,798		1,843	204,043
Total operating expenses	2,432,506	2,739,215	14,975,408	4,951,113	9,184,371	13,772,951
Loss from operations	(2,290,552)	(2,590,037)	(14,631,156)	(4,550,027)	(8,124,782)	(12,337,221)
Other (expenses) income
Change in fair value of derivative liability	368,860		639,644		(992,731)	7,836,522
Other income	72	880,044	2,947	1,068,704	1,154,885	9,474
Interest expense					(723,549)	(319,155)
Fees and penalties					(230,311)
Gain on settlement of liabilities	950,408	421,748	948,031	527,353
Interest income (expense), net	119,788	(60,022)	104,227	(128,117)
Unrealized (loss) gain on marketable securities	(1,105,838)	(21,558)	(1,261,526)	36,461	166,114
Realized loss on marketable securities	(1,824)		(1,824)
Accretion of debt discount and issuance cost	(523,598)	(13,246)	(1,727,449)	(48,775)	(415,094)	(2,120,640)
Settlement of liabilities, net					3,323,978	3,312,414
Inducement expense					(17,840)	(1,465,308)
Gain on extinguishment of debt				9,238	729,304	413,903
Other (expenses) income, net	(192,132)	1,206,966	(1,295,950)	1,464,864	2,994,756	7,667,210
Loss before income tax provision	(2,482,684)	(1,383,071)	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Income tax provision
Net loss from continuing operations	(2,482,684)	(1,383,071)	(15,927,106)	(3,085,163)	(5,130,026)	(4,670,011)
Net loss from discontinued operations		(89,410)	(1,379,339)	(426,993)	4,234,525
Net loss	(2,482,684)	(1,472,481)	(17,306,445)	(3,512,156)	(9,364,552)	(4,670,011)
Currency translation loss				(358)	(688)	(123,574)
Comprehensive loss	$ (2,482,684)	$ (1,472,481)	$ (17,306,445)	$ (3,512,514)	$ (9,365,240)	$ (4,793,585)
Per-share data
Weighted average common shares outstanding, basic (in Shares)					555,189	128,301
Weighted average common shares outstanding, diluted (in Shares)					555,189	128,301
Basic loss per share from continuing operations (in Dollars per share)	$ (2.95)	$ (2.55)	$ (19.85)	$ (6.64)	$ (9.24)	$ (36.4)
Diluted loss per share from continuing operations (in Dollars per share)	(2.95)	(2.55)	(19.85)	(6.64)	(9.24)	(36.4)
Basic loss per share from discontinued operations (in Dollars per share)		(0.16)	(1.72)	(0.92)	(7.63)	0
Diluted loss per share from discontinued operations (in Dollars per share)		$ (0.16)	$ (1.72)	$ (0.92)	(7.63)	0
Net loss per common share, basic (in Dollars per share)					(16.87)	(36.4)
Net loss per common share, diluted (in Dollars per share)					$ (16.87)	$ (36.4)
Weighted average number of common shares outstanding from continuing operations (in Shares)	840,363	542,546	802,205	464,532
Weighted average number of common shares outstanding from discontinued operations (in Shares)	840,363	542,546	802,205	464,532
Net loss attributable to noncontrolling interest	$ 2,602	$ (134,472)	$ (398,973)	$ (169,550)	$ (1,310,081)	$ (2,555,059)
Net loss attributable to Creatd, Inc.	(2,485,286)	(1,338,009)	(16,907,472)	(3,342,606)	(8,054,471)	(2,114,952)
Deemed dividend	384,700	51,673	384,700	1,363,254	2,071,047	(33,017,888)
Net loss attributable to Creatd, Inc. common stockholders	$ (2,869,986)	$ (1,389,682)	$ (17,292,172)	$ (4,705,860)	(10,125,519)	(35,132,840)
Previously Reported
Net revenue					1,278,994	1,498,874
Operating expenses
Impairment of intangible assets					226,613
Other (expenses) income
Inducement expense					(17,840)
Gain on extinguishment of debt					729,304
Net loss from discontinued operations					(4,234,526)
Net loss					$ (9,364,552)	$ (4,670,011)